Fixed Assets and Intangible Assets, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fixed Assets and Intangible Assets, Net [Abstract]
Fixed Assets and Intangible Assets, Net

7.  Fixed Assets and Intangible Assets, Net

Fixed assets and intangible assets, net consisted of the following at September 30, 2012 and December 31, 2011:

	September 30,	December 31,
	2012	2011
	(Unaudited)
Computer equipment	$196,538	$143,461
Furniture and fixtures	142,856	159,051
Leasehold improvements	377,727	329,156
Software	9,905	7,342
Website domain name	24,938	24,938
Website costs	40,500	40,500
Total fixed assets	792,464	704,448
Less: Accumulated depreciation and amortization	(218,916)	(125,985)
Total fixed assets and intangible assets, net	$573,548	$578,463

The Company only holds fixed assets in the United States.  Depreciation and amortization expense for the nine months ended September 30, 2012 was $112,509, as compared to $22,977 for the nine months ended September 30, 2011.

NOTE 3	FURNITURE, FIXTURES, EQUIPMENT AND INTANGIBLE ASSETS

At December 31, 2011 and December 31, 2010, furniture, fixtures, equipment and intangible assets were as follows:

	As of December 31, 2011	As of December 31, 2010

Computer equipment	$143,461	$64,437
Furniture	159,051	32,342
Website domain name	24,938	24,938
Software	7,342	2,701
Website costs	40,500	40,500
Leasehold improvements	329,156	-
Less: accumulated depreciation and amortization	(125,985)	(75,412)
Total equipment and intangibles, net	$578,463	$89,506

Depreciation and amortization expense for the years ended December 31, 2011 and 2010 was $51,180, and $18,674, respectively.

The estimated future amortization and depreciation of intangible and tangible assets is as follows:

Year	Amount

2012	$138,890
2013	135,911
2014	130,862
2015	96,743
2016 and thereafter	76,057
$578,463